Segment Information (Segment Results) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Sales	$ 4,205.7	$ 4,584.3	$ 4,132.1	$ 4,241.9	$ 3,924.1	$ 4,323.0	$ 3,512.2	$ 3,406.3	$ 3,192.2	$ 16,882.4	$ 14,433.7	$ 12,866.9
Operating profit	623.9	728.6	$ 699.1	$ 710.1	613.1	651.6	$ 480.0	$ 582.9	$ 447.7	2,750.9	2,162.2	2,045.0
Identifiable assets	45,245.1	45,295.3				48,222.2				45,295.3	48,222.2	36,991.7
Depreciation and amortization										1,128.1	880.8	718.1
Capital expenditures, gross										589.6	512.9	465.4
Discontinued operations
Segment Reporting Information [Line Items]
Identifiable assets		0.0				7,275.5				0.0	7,275.5	9,205.6
Operating segments | Life Sciences
Segment Reporting Information [Line Items]
Sales	1,308.1				1,258.1
Operating profit	211.6				177.2
Operating segments | Life Sciences | Continuing operations
Segment Reporting Information [Line Items]
Sales										5,365.9	3,314.6	2,511.5
Operating profit										818.9	329.2	368.5
Identifiable assets		19,875.9				19,658.4				19,875.9	19,658.4	3,962.3
Depreciation and amortization										426.2	210.1	101.1
Capital expenditures, gross										109.7	62.3	39.6
Operating segments | Diagnostics
Segment Reporting Information [Line Items]
Sales	1,327.3				1,136.2
Operating profit	154.6				180.2
Operating segments | Diagnostics | Continuing operations
Segment Reporting Information [Line Items]
Sales										5,038.3	4,832.5	4,618.8
Operating profit										786.4	746.2	725.0
Identifiable assets		14,159.6				9,848.2				14,159.6	9,848.2	9,836.5
Depreciation and amortization										481.5	449.7	437.8
Capital expenditures, gross										374.3	336.8	351.2
Operating segments | Dental
Segment Reporting Information [Line Items]
Sales	655.5				655.9
Operating profit	89.4				95.1
Operating segments | Dental | Continuing operations
Segment Reporting Information [Line Items]
Sales										2,785.4	2,736.8	2,193.1
Operating profit										419.4	370.4	304.4
Identifiable assets		5,772.2				5,906.9				5,772.2	5,906.9	6,224.3
Depreciation and amortization										127.2	132.0	85.0
Capital expenditures, gross										49.1	53.3	24.4
Operating segments | Environmental & Applied Solutions
Segment Reporting Information [Line Items]
Sales	914.8				873.9
Operating profit	208.0				198.4
Operating segments | Environmental & Applied Solutions | Continuing operations
Segment Reporting Information [Line Items]
Sales										3,692.8	3,549.8	3,543.5
Operating profit										870.0	866.6	781.8
Identifiable assets		4,172.9				4,223.5				4,172.9	4,223.5	4,147.8
Depreciation and amortization										86.7	82.2	88.6
Capital expenditures, gross										51.0	58.4	49.9
Other
Segment Reporting Information [Line Items]
Operating profit	$ (39.7)				$ (37.8)
Other | Continuing operations
Segment Reporting Information [Line Items]
Operating profit										(143.8)	(150.2)	(134.7)
Identifiable assets		$ 1,314.7				$ 1,309.7				1,314.7	1,309.7	3,615.2
Depreciation and amortization										6.5	6.8	5.6
Capital expenditures, gross										$ 5.5	$ 2.1	$ 0.3